Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
IFRS 16 adoption (Note 20 and Note 33)			$ 280
Currency translation differences:
Gain (loss) on marketable equity and debt securities (net of taxes of $(1) and $1)	$ 1	$ 0
Remeasurements of retirement benefit plans (net of taxes of $(31) and $(2))	74	8
Total other comprehensive income (loss)	(201)	382
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries, tax	(26)	40
Change in fair value of available-for-sale financial instruments, taxes	0	0
Remeasurements of retirement benefit plans, tax	(31)	(2)
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income – beginning of year	584	244
IFRS 16 adoption (Note 20 and Note 33)		0		$ (34)	$ (34)
Currency translation differences:
Unrealized gains (losses) on translation of foreign subsidiaries	(449)	638
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(26) and $40)	167	(255)
Other comprehensive income net of tax exchange differences on translation	(282)	383
Gain (loss) on marketable equity and debt securities (net of taxes of $(1) and $1)	7	(9)
Remeasurements of retirement benefit plans (net of taxes of $(31) and $(2))	74	8
Total other comprehensive income (loss)	(201)	382
Less remeasurements of retirement benefit plans recorded in retained earnings	(74)	(8)
Accumulated other comprehensive income – end of year	309	584
Change in fair value of available-for-sale financial instruments, taxes	$ (1)	$ 1